Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income (loss)	$ 32.2	$ (311.1)
Adjustments for non-cash items
Depreciation of property and equipment	1,004.4	1,008.7
Amortization of intangible assets	485.3	516.8
Share of net loss (income) of investments accounted for using the equity method	61.6	(20.7)
Gain on divestiture	(580.5)	(4.9)
Other	(23.2)	7.2
Impairment related to discontinued operations	0.0	121.3
Interest and other finance costs	627.2	492.8
Share-based payments	124.8	55.1
(Gain) loss on unrealized foreign exchange on long-term debt and TEUs	(72.1)	216.9
(Gain) loss on sale of property and equipment	(13.1)	4.7
Mark to market loss (gain) on Purchase Contracts	104.3	(266.8)
Current income tax expense	357.0	4.5
Deferred tax recovery	(197.1)	(175.6)
Interest paid in cash on Amortizing Notes component of TEUs	(0.2)	(2.0)
Interest paid in cash, excluding interest paid on Amortizing Notes	(517.1)	(413.2)
Income taxes paid in cash, net	(411.6)	(24.4)
Changes in non-cash working capital items	31.0	(85.5)
Landfill closure and post-closure expenditures	(32.5)	(27.5)
Cash flows from (used in) operating activities	980.4	1,096.3
Investing activities
Purchase of property and equipment	(1,055.1)	(765.2)
Proceeds from disposal of assets and other	61.8	22.4
Proceeds from divestitures	1,649.2	341.7
Business acquisitions and investments, net of cash acquired	(966.3)	(1,333.1)
Cash flows from (used in) investing activities	(310.4)	(1,734.2)
Financing activities
Repayment of lease obligations	(116.0)	(69.8)
Issuance of long-term debt	4,972.3	1,656.4
Repayment of long-term debt	(5,365.1)	(904.5)
Proceeds from termination of hedged arrangements	17.3	0.0
Payment of contingent purchase consideration and holdbacks	(31.2)	(18.5)
Repayment of Amortizing Notes	(15.7)	(58.4)
Dividends issued and paid	(25.0)	(20.7)
Payment of financing costs	(38.2)	(2.7)
Repayment of loan to related party	(9.3)	(12.8)
Contribution from non-controlling interests	8.1	0.0
Cash flows from (used in) financing activities	(602.8)	569.0
Increase (decrease) in cash	67.2	(68.9)
Changes due to foreign exchange revaluation of cash	(13.6)	(39.4)
Cash, beginning of year	82.1	190.4
Cash, end of year	$ 135.7	$ 82.1